Shareholder Report, Holdings (Details)	Sep. 30, 2025
The Brown Capital Management Small Company Fund (Investor Shares) | Veeva Systems, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
The Brown Capital Management Small Company Fund (Investor Shares) | Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
The Brown Capital Management Small Company Fund (Investor Shares) | AppFolio, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
The Brown Capital Management Small Company Fund (Investor Shares) | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
The Brown Capital Management Small Company Fund (Investor Shares) | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
The Brown Capital Management Small Company Fund (Investor Shares) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
The Brown Capital Management Small Company Fund (Investor Shares) | Xometry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
The Brown Capital Management Small Company Fund (Investor Shares) | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
The Brown Capital Management Small Company Fund (Investor Shares) | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
The Brown Capital Management Small Company Fund (Investor Shares) | Cognex Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
The Brown Capital Management Small Company Fund (Investor Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.19%
The Brown Capital Management Small Company Fund (Investor Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
The Brown Capital Management Small Company Fund (Investor Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.81%
The Brown Capital Management Small Company Fund (Investor Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.91%
The Brown Capital Management Small Company Fund (Investor Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.29%
The Brown Capital Management Small Company Fund (Investor Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
The Brown Capital Management Small Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
The Brown Capital Management Small Company Fund (Institutional Shares) | Veeva Systems, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
The Brown Capital Management Small Company Fund (Institutional Shares) | Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
The Brown Capital Management Small Company Fund (Institutional Shares) | AppFolio, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
The Brown Capital Management Small Company Fund (Institutional Shares) | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
The Brown Capital Management Small Company Fund (Institutional Shares) | Repligen Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%
The Brown Capital Management Small Company Fund (Institutional Shares) | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%
The Brown Capital Management Small Company Fund (Institutional Shares) | Xometry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%
The Brown Capital Management Small Company Fund (Institutional Shares) | Tyler Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
The Brown Capital Management Small Company Fund (Institutional Shares) | Vericel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%
The Brown Capital Management Small Company Fund (Institutional Shares) | Cognex Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%
The Brown Capital Management Small Company Fund (Institutional Shares) | Business Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.19%
The Brown Capital Management Small Company Fund (Institutional Shares) | Consumer Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.95%
The Brown Capital Management Small Company Fund (Institutional Shares) | Industrial Products & Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.81%
The Brown Capital Management Small Company Fund (Institutional Shares) | Information/Knowledge Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.91%
The Brown Capital Management Small Company Fund (Institutional Shares) | Medical/Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.29%
The Brown Capital Management Small Company Fund (Institutional Shares) | Miscellaneous [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
The Brown Capital Management Small Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
The Brown Capital Management International All Company Fund (Investor Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
The Brown Capital Management International All Company Fund (Investor Shares) | Shopify, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
The Brown Capital Management International All Company Fund (Investor Shares) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
The Brown Capital Management International All Company Fund (Investor Shares) | AJ Bell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
The Brown Capital Management International All Company Fund (Investor Shares) | Cochlear Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
The Brown Capital Management International All Company Fund (Investor Shares) | Givaudan SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Brown Capital Management International All Company Fund (Investor Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
The Brown Capital Management International All Company Fund (Investor Shares) | Flutter Entertainment plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
The Brown Capital Management International All Company Fund (Investor Shares) | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
The Brown Capital Management International All Company Fund (Investor Shares) | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
The Brown Capital Management International All Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
The Brown Capital Management International All Company Fund (Investor Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.23%
The Brown Capital Management International All Company Fund (Investor Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.16%
The Brown Capital Management International All Company Fund (Investor Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.94%
The Brown Capital Management International All Company Fund (Investor Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
The Brown Capital Management International All Company Fund (Investor Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
The Brown Capital Management International All Company Fund (Investor Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
The Brown Capital Management International All Company Fund (Investor Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
The Brown Capital Management International All Company Fund (Investor Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
The Brown Capital Management International All Company Fund (Institutional Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
The Brown Capital Management International All Company Fund (Institutional Shares) | Shopify, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%
The Brown Capital Management International All Company Fund (Institutional Shares) | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
The Brown Capital Management International All Company Fund (Institutional Shares) | AJ Bell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
The Brown Capital Management International All Company Fund (Institutional Shares) | Cochlear Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
The Brown Capital Management International All Company Fund (Institutional Shares) | Givaudan SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
The Brown Capital Management International All Company Fund (Institutional Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
The Brown Capital Management International All Company Fund (Institutional Shares) | Flutter Entertainment plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
The Brown Capital Management International All Company Fund (Institutional Shares) | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
The Brown Capital Management International All Company Fund (Institutional Shares) | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
The Brown Capital Management International All Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
The Brown Capital Management International All Company Fund (Institutional Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.23%
The Brown Capital Management International All Company Fund (Institutional Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.16%
The Brown Capital Management International All Company Fund (Institutional Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.94%
The Brown Capital Management International All Company Fund (Institutional Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
The Brown Capital Management International All Company Fund (Institutional Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
The Brown Capital Management International All Company Fund (Institutional Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
The Brown Capital Management International All Company Fund (Institutional Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
The Brown Capital Management International All Company Fund (Institutional Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.43%
The Brown Capital Management International Small Company Fund (Investor Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
The Brown Capital Management International Small Company Fund (Investor Shares) | AJ Bell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
The Brown Capital Management International Small Company Fund (Investor Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
The Brown Capital Management International Small Company Fund (Investor Shares) | VusionGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
The Brown Capital Management International Small Company Fund (Investor Shares) | Pro Medicus Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
The Brown Capital Management International Small Company Fund (Investor Shares) | Sectra AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
The Brown Capital Management International Small Company Fund (Investor Shares) | The Descartes Systems Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
The Brown Capital Management International Small Company Fund (Investor Shares) | Kinaxis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
The Brown Capital Management International Small Company Fund (Investor Shares) | Lectra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
The Brown Capital Management International Small Company Fund (Investor Shares) | WiseTech Global Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
The Brown Capital Management International Small Company Fund (Investor Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
The Brown Capital Management International Small Company Fund (Investor Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.84%
The Brown Capital Management International Small Company Fund (Investor Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
The Brown Capital Management International Small Company Fund (Investor Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.55%
The Brown Capital Management International Small Company Fund (Investor Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
The Brown Capital Management International Small Company Fund (Investor Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
The Brown Capital Management International Small Company Fund (Investor Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.68%
The Brown Capital Management International Small Company Fund (Investor Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%
The Brown Capital Management International Small Company Fund (Investor Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
The Brown Capital Management International Small Company Fund (Institutional Shares) | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
The Brown Capital Management International Small Company Fund (Institutional Shares) | AJ Bell plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.26%
The Brown Capital Management International Small Company Fund (Institutional Shares) | REA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%
The Brown Capital Management International Small Company Fund (Institutional Shares) | VusionGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.85%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Pro Medicus Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Sectra AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Kinaxis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Lectra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%
The Brown Capital Management International Small Company Fund (Institutional Shares) | WiseTech Global Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
The Brown Capital Management International Small Company Fund (Institutional Shares) | The Descartes Systems Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.84%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.55%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.68%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%
The Brown Capital Management International Small Company Fund (Institutional Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%